Components Of Other Comprehensive Income/(Loss) (Accumulated Other Comprehensive Income/(Loss))(Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Other Comprehensive Income/(Loss) [Abstract]
Accumulated other comprehensive income/(loss), Before-Tax Amount	$ (6,033,000)	$ (26,587,000)
Accumulated other comprehensive income/(loss), Tax Benefit/(Expense)	2,367,000	10,400,000
Accumulated other comprehensive income/(loss), Accumulated Other Comprehensive Income/(Loss) Beginning Balance	(150,009,000)	(146,343,000)	$ (130,156,000)
Other comprehensive income:
Fair value adjustments on securities available-for-sale, Before-Tax Amount	47,957,000	(108,703,000)	(19,016,000)
Fair value adjustments on securities available-for-sale arising during the period, Tax Benefit/(Expense)	(18,135,000)	41,935,000	7,397,000
Fair value adjustments on securities available-for-sale arising during the period, Accumulated Other Comprehensive Income/(Loss)	29,822,000	(66,768,000)	(11,619,000)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Before-Tax Amount	0	451,000	(328,000)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Tax (Benefit)/Expense		(174,000)	128,000
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Accumulated Other Comprehensive Income/(Loss)	0	(277,000)	200,000
Pension and post retirement plans:
Net actuarial gain/(loss) arising during the period, Before-Tax Amount	(115,976,000)	81,456,000	(45,110,000)
Net actuarial gain/(loss) arising during the period, Tax Benefit/(Expense)	44,803,000	(31,392,000)	17,906,000
Net actuarial gain/(loss) arising during the period	(71,173,000)	50,064,000	(27,204,000)
Prior service cost/(credit) arising during the period, Before-Tax Amount		10,678,000
Prior service credit/(cost) arising during period, Tax Benefit/(Expense)		(4,115,000)
Prior service credit/(cost) arising during the period	0	6,563,000	0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Before-Tax Amount	5,075,000	10,085,000	37,867,000
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Tax Benefit/(Expense)	(1,961,000)	(3,887,000)	(15,031,000)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net period benefit cost, Accumulated Other Comprehensive Income/(Loss)	3,114,000	6,198,000	22,836,000
Accumulated other comprehensive income/(loss), Before-Tax Amount	(62,944,000)	(6,033,000)	(26,587,000)
Accumulated other comprehensive income/(loss), Tax Benefit/(Expense)	24,707,000	2,367,000	10,400,000
Accumulated other comprehensive income/(loss), Accumulated Other Comprehensive Income/(Loss) Ending Balance	$ (188,246,000)	$ (150,009,000)	$ (146,343,000)